OBLIGATIONS, GUARANTEES, CONTINGENCIES AND OTHER (Details) € in Millions, $ in Millions, $ in Millions	Dec. 31, 2021 USD ($)	Dec. 31, 2021 AUD ($)	Oct. 31, 2020 USD ($)	Oct. 31, 2020 EUR (€)	Sep. 30, 2019 USD ($)	Jan. 31, 2019 USD ($)	Nov. 30, 2017 USD ($)	Apr. 30, 2016 USD ($)	Dec. 31, 2014 USD ($)
Disclosure of contingent liabilities [line items]
Capital commitments	$ 1,144
New York, Brooklyn, Dallas, Camarillo, Washington DC and Houston
Disclosure of contingent liabilities [line items]
Capital commitments	815
Australia
Disclosure of contingent liabilities [line items]
Capital commitments	188	$ 259
Brookfield Asset Management | BSREP I
Disclosure of contingent liabilities [line items]
Consideration									$ 4,400
Contributed commitments									$ 1,300
Unfulfilled commitments	150
Brookfield Asset Management | BSREP II
Disclosure of contingent liabilities [line items]
Consideration								$ 9,000
Contributed commitments								$ 2,300
Unfulfilled commitments	785
Brookfield Asset Management | BREF
Disclosure of contingent liabilities [line items]
Consideration							$ 2,900
Contributed commitments							400
Unfulfilled commitments							$ 160
Brookfield Asset Management | VAMF III
Disclosure of contingent liabilities [line items]
Consideration					$ 1,000
Contributed commitments					$ 300
Unfulfilled commitments	105
Brookfield Asset Management | BSREP III
Disclosure of contingent liabilities [line items]
Consideration						$ 15,000
Contributed commitments						$ 1,000
Unfulfilled commitments	$ 220
Brookfield Asset Management | Brookfield European Real Estate Partnership Fund
Disclosure of contingent liabilities [line items]
Consideration			$ 704	€ 619
Contributed commitments			114	100
Unfulfilled commitments			$ 21	€ 20